8. SHARE CAPITAL, OPTION BASED PAYMENTS & CONTRIBUTED SURPLUS (Details) - $ / shares	12 Months Ended
	Jan. 31, 2022	Jan. 31, 2021
Details
Authorized Share Capital	100,000,000
Number of stock options granted	3,025,000	700,000
Stock options Exercise Price	$ 2.97	$ 3.00